Subsequent Events (Details Narrative) - USD ($)		1 Months Ended			6 Months Ended	7 Months Ended	12 Months Ended
	Mar. 12, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jul. 25, 2018	Dec. 31, 2018	Dec. 31, 2017	Jul. 22, 2020	Jul. 01, 2020
Maturity date							Jul. 01, 2020	Jul. 01, 2020
Securities Purchase Agreement [Member]
Number of warrants sold				100,000
Proceeds from sale of warrants				$ 100,000
Interest rate				8.00%
Securities Purchase Agreement [Member] | Investors [Member]
Interest rate	8.00%
Principal amount	$ 105,000
Original issue discount	5,000
Purchase price	$ 100,000
Maturity date	Mar. 12, 2021
Securities Purchase Agreement [Member] | Kettner Investments
Number of warrants sold			100,000
Proceeds from sale of warrants			$ 100,000
Interest rate			8.00%
Securities Purchase Agreement [Member] | Chief Executive Officer
Number of warrants sold		50,000
Proceeds from sale of warrants		$ 50,000
Interest rate		8.00%
Related Party Promissory Note
Total debt					$ 42,092
Maturity date					Mar. 31, 2021	Mar. 31, 2020
Subsequent Event [Member] | Related Party Promissory Note
Total debt									$ 42,092
Subsequent Event [Member] | Promissory Note
Total debt										$ 620,000